Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts
Balance at beginning of period	$ 34	$ 42	$ 47
Charges (credits) to cost and expenses	1		2
Charged to other accounts	(9)	(8)	(7)
Balance at end of period	$ 26	$ 34	$ 42